Goodwill and Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets, net	Goodwill and Intangible assets, net
Goodwill
The following table represents the changes to goodwill:

Carrying Amount

Balance as of December 31, 2021	$11,318
Additions from acquisitions	2,036
Adjustments during the measurement period	(487)
Balance as of December 31, 2022	$12,867
Additions from acquisitions	—
Adjustments during the measurement period	—
Balance as of December 31, 2023	$12,867
Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2022	2023

Developed technology	$2,832	$2,832
Customer relationships	440	440
Database	208	208
User panel	11,202	11,202
Brand name	59	59
Total intangible assets	14,741	14,741
Less: accumulated amortization	(5,180)	(9,956)
Total intangible assets, net	$9,561	$4,785

Amortization expenses amounted to $607, $4,573 and $4,776 for the years ended December 31, 2021, 2022 and 2023.
As of December 31, 2023, the expected future amortization expenses for the intangible assets are as follows:

Years ending December 31,
2024	$4,092
2025	509
2026	184
Total	$4,785